Loans - Schedule of Changes in Loans Measured at Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Credit risk contract
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings from changes in instrument-specific credit risk	$ 4,143	$ 13,896	$ 9,501
Fair value, recurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	4,859,068	5,387,958
Origination of loans	12,658,682	9,693,158
Principal payments	(1,953,250)	(1,901,555)
Sales of loans	(10,080,240)	(8,167,445)
Deconsolidation of securitizations		(902,194)
Purchases	451,045	690,198
Change in accumulated interest	1,319	(1,072)
Change in fair value	16,348	60,020
Ending balance	5,952,972	4,859,068	5,387,958
Securitization clean-up calls	425,302	76,044
Purchase of previously sold loans from certain investors	17,596	606,264
Fair value, recurring | Student loans | Student loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	2,866,459	3,185,233
Origination of loans	4,293,526	4,928,880
Principal payments	(892,989)	(883,761)
Sales of loans	(2,854,778)	(4,534,286)
Deconsolidation of securitizations		(495,507)
Purchases	44,850	648,153
Change in accumulated interest	518	1,286
Change in fair value	(6,749)	16,461
Ending balance	3,450,837	2,866,459	3,185,233
Fair value, recurring | Home loans | Home loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	179,689	91,695
Origination of loans	2,978,222	2,183,521
Principal payments	(6,184)	(2,748)
Sales of loans	(2,935,038)	(2,102,101)
Deconsolidation of securitizations		0
Purchases	1,144	2,070
Change in accumulated interest	49	21
Change in fair value	(5,173)	7,231
Ending balance	212,709	179,689	91,695
Fair value, recurring | Personal loans | Personal loans
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	1,812,920	2,111,030
Origination of loans	5,386,934	2,580,757
Principal payments	(1,054,077)	(1,015,046)
Sales of loans	(4,290,424)	(1,531,058)
Deconsolidation of securitizations		(406,687)
Purchases	405,051	39,975
Change in accumulated interest	752	(2,379)
Change in fair value	28,270	36,328
Ending balance	$ 2,289,426	$ 1,812,920	$ 2,111,030